Finance debts - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Borrowings	€ 27,794	€ 26,686
Short term debt
Borrowings
Borrowings	2,299	2,882
Short term debt | Euro
Borrowings
Borrowings	1,356	1,004
Short term debt | US Dollars
Borrowings
Borrowings	€ 928	€ 1,870
Short term debt | US Dollars | Average
Borrowings
Borrowings, interest rate	0.20%	1.10%
Short term debt | Other currencies
Borrowings
Borrowings	€ 15	€ 8
Short term debt | Other currencies | Average
Borrowings
Borrowings, interest rate	(0.30%)	(0.50%)
Long-term debt and current portion of long-term debt
Borrowings
Borrowings	€ 25,495	€ 23,804
Long-term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	€ 20,399	€ 19,142
Long-term debt and current portion of long-term debt | Euro | Average
Borrowings
Borrowings, interest rate	1.50%	1.70%
Long-term debt and current portion of long-term debt | US Dollars
Borrowings
Borrowings	€ 5,096	€ 4,522
Long-term debt and current portion of long-term debt | US Dollars | Average
Borrowings
Borrowings, interest rate	3.80%	4.60%
Long-term debt and current portion of long-term debt | Other currencies
Borrowings
Borrowings		€ 140
Long-term debt and current portion of long-term debt | Other currencies | Average
Borrowings
Borrowings, interest rate		4.30%